Provision For Reinstatement Cost - Summary of Detailed Information About Provision for Reinstatement Cost Explanatory (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)
Disclosure Of Provision For Reinstatement Cost [Line Items]
At beginning of year	$ 6,069	$ 4,955
Additions	2,673	899
Accretion, recognized in finance cost	158	140
Payment for reinstatement	(428)	0
Currency alignment	(425)	75
At end of year	$ 8,047	6,069
Current		452	$ 2,710	$ 3,663
Non-current		$ 5,617	$ 3,243	$ 4,384